Share-based payment (Schedule of Share-based Payment) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	1,545,240
Number of share options granted in share-based payment arrangement	1,175,131
Number of share options forfeited in share-based payment arrangement	(365,696)
Number of share options exercised in share-based payment arrangement	(779,110)
Number of share options outstanding in share-based payment arrangement	1,575,565	1,545,240
Expense from share-based payment transactions with employees | $	$ 7,328	$ 11,038	$ 6,621
Shares granted to Non-Executive Directors
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	99,590
Number of share options exercised in share-based payment arrangement	(99,590)
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 1,133	$ 1,041	861
Shares granted to Executive Directors
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	375,937
Number of share options exercised in share-based payment arrangement	(359,271)
Number of share options outstanding in share-based payment arrangement	16,666	375,937
Expense from share-based payment transactions with employees | $	$ 126	$ 3,560	800
VCP
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 2,016	4,098
LTIP for executives
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	571,984
Number of share options granted in share-based payment arrangement	268,129
Number of share options exercised in share-based payment arrangement	(248,825)
Number of share options outstanding in share-based payment arrangement	591,288	571,984
Expense from share-based payment transactions with employees | $	$ 3,627	$ 2,111	0
Year Of Issuance 2023 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	795,412
Number of share options forfeited in share-based payment arrangement	(105,695)
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	689,717	0
Expense from share-based payment transactions with employees | $	$ 1,452	$ 0	0
Year Of Issuance 2022 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	191,400
Number of share options granted in share-based payment arrangement	12,000
Number of share options forfeited in share-based payment arrangement	(6,112)
Number of share options exercised in share-based payment arrangement	(9,444)
Number of share options outstanding in share-based payment arrangement	187,844	191,400
Expense from share-based payment transactions with employees | $	$ 990	$ 619	0
Year of issuance 2020 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	405,919
Number of share options forfeited in share-based payment arrangement	(253,889)
Number of share options exercised in share-based payment arrangement	(61,980)
Number of share options outstanding in share-based payment arrangement	90,050	405,919
Expense from share-based payment transactions with employees | $	$ 0	$ 1,691	862
Issuance [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	597,319
Number of share options granted in share-based payment arrangement	807,412
Number of share options forfeited in share-based payment arrangement	(365,696)
Number of share options exercised in share-based payment arrangement	(71,424)
Number of share options outstanding in share-based payment arrangement	967,611	597,319
Expense from share-based payment transactions with employees | $	$ 2,442	$ 2,310	$ 862